Summary of Significant Accounting Policies (Details Narrative) (GGLG PROPERTIES PTY. LTD) - GGLG PROPERTIES PTY. LTD. [Member]	6 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Foreign exchange rates	1.00		1.00
Impairment of long-lived assets